Consolidation and Basis of Presentation	12 Months Ended
Dec. 31, 2010
Consolidation and Basis of Presentation [Abstract]
CONSOLIDATION AND BASIS OF PRESENTATION
1. CONSOLIDATION AND BASIS OF PRESENTATION
Organization, formation and special dividend
UDR, Inc. (“UDR”, the “Company” “we” or “our”) is a self-administered real estate investment trust, or REIT, that owns, operates, acquires, renovates, develops, redevelops, and manages apartment communities generally in high barrier-to-entry markets located in the United States. The high barrier-to-entry markets are characterized by limited land for new construction, difficult and lengthy entitlement process, expensive single-family home prices and significant employment growth potential. At December 31, 2010, our apartment portfolio consisted of 172 consolidated communities located in 23 markets consisting of 48,553 apartment homes. In addition, the Company has an ownership interest in 9,891 apartment homes through unconsolidated joint ventures.
On November 5, 2008, our Board of Directors declared a dividend of $1.29 per share (“the Special Dividend”) payable to holders of our Common Stock. The Special Dividend was paid on January 29, 2009 to stockholders of record on December 9, 2008. The Special Dividend represented the Company’s 2008 fourth quarter recurring distribution of $0.33 per share and an additional special distribution in the amount of $0.96 per share due to taxable income arising from our disposition activity occurring during the year. Subject to the Company’s right to pay the entire Special Dividend in cash, stockholders had the option to make an election to receive payment in cash or in shares, however, the aggregate amount of cash payable to stockholders, other than cash payable in lieu of fractional shares, would not be less than $44.0 million.
The Special Dividend, totaling $177.1 million was paid on 137,266,557 Common Shares issued and outstanding on the record date. Approximately $133.1 million of the Special Dividend was paid through the issuance of 11,358,042 shares of Common Stock, which was determined based on the volume weighted average closing sales price of our Common Stock of $11.71 per share on the NYSE on January 21, 2009 and January 22, 2009. In January 2010, the Financial Accounting Standards Board’s (“FASB”) issued Accounting Standards Update 2010-01, Accounting for Distributions to Shareholders with Components of Stock and Cash (“ASU 2010-01”), which considers distributions that contain components of cash and stock and allows shareholders to select their preferred form of distribution. Such a distribution, to the extent paid in stock, is now treated as a stock issuance on the date the dividend is paid. At December 31, 2008, the Company accrued $133.1 million of distribution payable related to the Special Dividend. ASU 2010-01 was effective for the Company on December 15, 2009 and was applied on a retrospective basis. As a result, the Company reversed the effect of the issuance of additional shares of Common Stock pursuant to the Special Dividend, which was retroactively reflected in each of the historical periods presented within the Company’s Form 8-K filed with the SEC on May 22, 2009, and effectively issued these shares on January 29, 2009 (the payment date of the Special Dividend). For the year ended December 31, 2008, basic and diluted net income attributable to Common Stockholders per weighted average common share prior to retrospective adjustment was $4.89. This was based on weighted average common shares of 140,982,000 (basic and diluted) for the year ended December 31, 2008.
Basis of presentation
The accompanying Consolidated Financial Statements of UDR and its wholly-owned subsidiaries includes certain joint ventures, which the Company previously accounted for as investments under the equity method (see Note 5, Joint Ventures, for further discussion). All significant intercompany accounts and transactions have been eliminated in consolidation.
The Company’s subsidiaries include United Dominion Realty, L.P., (the “Operating Partnership”), and Heritage Communities L.P. (the “Heritage OP”). As of December 31, 2010, there were 179,909,408 units in the Operating Partnership outstanding, of which 174,847,440 units or 97.2% were owned by UDR and 5,061,968 units or 2.8% were owned by limited partners. The consolidated financial statements of UDR include the non-controlling interests of the unitholders in the Operating Partnership. The consolidated financial statements of UDR include the non-controlling interests of the unitholders in the Heritage OP prior to UDR’s ownership of 100% of 6,264,260 units outstanding in Heritage OP as of December 31, 2009.
The Company evaluated subsequent events through the date of issuance of the Company’s financial statements. No recognized or non-recognized subsequent events were noted.